As Filed with the U.S. Securities and Exchange Commission on October 16, 2019
1933 Act File No. 002-91229
1940 Act File No. 811-04025

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 81 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 82 ☒
(Check appropriate box or boxes.)
__________________
AMERICAN CENTURY MUNICIPAL TRUST (Exact Name of Registrant as Specified in Charter)
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4500 MAIN STREET, KANSAS CITY, MO 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MO 64111 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 16th day of October, 2019.

AMERICAN CENTURY MUNICIPAL TRUST
(Registrant)

By: *
Patrick Bannigan
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

*	President	October 16, 2019
Patrick Bannigan

*	Chief Financial Officer and Treasurer	October 16, 2019
R. Wes Campbell

*	Trustee	October 16, 2019
Tanya S. Beder

*	Trustee	October 16, 2019
Jeremy I. Bulow

*	Trustee	October 16, 2019
Anne Casscells

*	Chairman of the Board and Trustee	October 16, 2019
Ronald J. Gilson

*	Trustee	October 16, 2019
Frederick L.A. Grauer

*	Trustee	October 16, 2019
Jonathan D. Levin

*	Trustee	October 16, 2019
Peter F. Pervere

SIGNATURE	TITLE	DATE

*	Trustee	October 16, 2019
John B. Shoven

*	Trustee	October 16, 2019
Jonathan S. Thomas

*By:	/s/ Ashley Bergus
Ashley Bergus
Attorney in Fact
Pursuant to Power of Attorney, dated September 27, 2019 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 80 to the Registration Statement of American Century Municipal Trust on September 27, 2019, File No. 002-91229, and incorporated herein by reference).

Pursuant to Secretary’s Certificate, dated September 27, 2019 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 80 to the Registration Statement of American Century Municipal Trust on September 27, 2019, File No. 002-91229, and incorporated herein by reference).

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
Exhibit - 101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Exhibit - 101.INS	XBRL Instance Document
Exhibit - 101.SCH	XBRL Taxonomy Extension Schema Document
Exhibit - 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
Exhibit - 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Exhibit - 101.LAB	XBRL Taxonomy Extension Label Linkbase Document